Financial liabilities - Summary of Short Term Debt (Parenthetical) (Detail) - Weighted average [Member]	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Short-term debt (Principally from bank) [Member]
Disclosure of detailed information about borrowings [line items]
Weighted Average Interest Rate	1.37%	2.01%	2.11%
Commercial paper [Member]
Disclosure of detailed information about borrowings [line items]
Weighted Average Interest Rate	0.16%	1.50%	2.28%